Revenue From Contracts With Customers - Summary of the Group's Right of Return Assets and Refund Liabilities from Contracts with Customers (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Groups Right Of Return Assets And Refund Liabilities From Contracts With Customers [Line Items]
Right of return assets (Note 19)	₽ 396	₽ 417
Refund liabilities arising from right of return (Note 27)	₽ (523)	₽ (462)